INVESTMENT IN UNCONSOLIDATED JOINT VENTURES - Summarized Financial Information (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
110 William Joint Venture
Loss from equity method investments	$ 0.3	$ 0.3